Investments - Summary of Investments in Associates and Joint Ventures (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	$ 2,759
Investments	10
Restructuring, capital decrease and others	844
Results in equity- accounted investments	251
CTA	117
OCI	(16)
Dividends	(159)
Ending balance	3,806
Other investees [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	16
Restructuring, capital decrease and others	(4)
CTA	1
Ending balance	13
Associates [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	1,573
Investments	(1)
Restructuring, capital decrease and others	852
Results in equity- accounted investments	122
CTA	112
OCI	(16)
Dividends	(33)
Ending balance	2,609
Joint ventures [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	1,170
Investments	11
Restructuring, capital decrease and others	(4)
Results in equity- accounted investments	129
CTA	4
Dividends	(126)
Ending balance	$ 1,184